Segment information - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentina [member]
Disclosure of geographical areas [line items]
Revenue percentage	99.00%	99.00%	99.00%
Mexico [member]
Disclosure of geographical areas [line items]
Revenue percentage	1.00%	1.00%	1.00%